Balances and Transactions with Related Parties (Schedule of related party balances and transactions) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 15	$ 3